Shareholders' Equity (Share Capital) (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 27, 2013	Jun. 30, 2015	Dec. 31, 2013	Dec. 31, 2014	Jun. 11, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares outstanding		15,541,306		15,541,306
Treasury shares held by subsidiary		2,125		2,125
Loan outstanding		$ 12,100,000
Warrants exercised		0
Warrants outstanding		6,000,000
Issuance of shares in At-The-Market, shares			16,028
Gross proceeds from issuace of shares At-The-Market			$ 55,000
Proceeds from issuance of shares At-The-Market, Net			$ 3,000
Gross proceeds from public offering of ordinary shares and warrants	$ 6,000,000
Issuance of shares, shares	3,000,000
Number of shares entitled by warrants	1,500,000	6,000,000
Offering price per share	$ 2.00
Offering price per warrant	0.01
Warrant exercise price	$ 2.50	$ 2.5
Term of warrants	5 years
Proceeds from public offering of ordinary shares and warrants, net	$ 4,946,000
Exercise of Over-Allotment Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares entitled by warrants	225,000
Offering price per warrant	$ 0.01
STINS COMAN [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt agreement, borrowing capacity		$ 45,000,000			$ 10,000,000
Debt instrument, annual interest rate		2.47%
Debt instrument, debt agreement, incremental borrowing limit		$ 5,000,000
Debt conversion, conversion premuim, percentage		10.00%
Debt instrument, borrowings during the period		$ 2,000,000
Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares entitled by warrants	150,000
Warrant exercise price	$ 2.50